SUPPLEMENT TO THE
RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO
RETIREMENT MONEY MARKET PORTFOLIO
OCTOBER 20, 1998
STATEMENT OF ADDITIONAL INFORMATION
   THE FOLLOWING FUNDAMENTAL LIMITATION REPLACES LIMITATION (2) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO ON PAGE 2.
   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
   THE FOLLOWING FUNDAMENTAL LIMITATION REPLACES LIMITATION (2) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF RETIREMENT MONEY MARKET PORTFOLIO ON PAGE 3.
   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.
       MONEY MARKET INSURANCE.    Each fund participates in a mutual
insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. Each fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. Each fund may incur losses regardless of the insurance.